Subsidiary Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Principal Amount Outstanding of Registered Debt Securities

The following table sets forth, as of December 31, 2017, the principal amount outstanding of the registered debt securities originally issued by the Master Trust. As noted above, Petróleos Mexicanos has assumed, as primary obligor, all of the obligations of the Master Trust under these debt securities. The obligations of Petróleos Mexicanos are guaranteed by the Subsidiary Guarantors:

Table 1: Registered Debt Securities originally issued by the Master Trust and Assumed by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S. $)
5.75% Guaranteed Notes due 2018	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	834,688

6.625% Guaranteed Bonds due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	1,750,000

6.625% Guaranteed Bonds due 2038	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	491,175

8.625% Bonds due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	160,245

8.625% Guaranteed Bonds due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	106,507

9 1⁄4% Guaranteed Bonds due 2018	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	107,109

9.50% Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	219,217

The following table sets forth, as of December 31, 2017, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services.

Table 2: Registered Debt Securities originally issued by Petróleos Mexicanos

Security	Issuer	Guarantors	Principal amount outstanding (U.S. $)
8.00% Notes due 2019	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	1,312,015

9 1⁄4% Global Guaranteed Bonds due 2018	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	9,296

9.50% Global Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	102,149

3.500% Notes due 2018	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	355,356

Floating Rate Notes due 2018	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	498,570

6.000% Notes due 2020	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	995,364

5.50% Notes due 2021	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,962,047
3.500% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,099,730

4.875% Notes due 2024	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	1,499,136

6.625% Notes due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	999,000

6.500% Bonds due 2041	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	3,000,000

4.875% Bonds 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,097,055

3.125% Notes due 2019	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	325,778

3.500% Notes due 2020	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	1,465,367

5.50% Bonds due 2044	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,657,962
6.375% Bonds due en 2045	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,999,980

5.625% Bonds due 2046	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,996,226

4.500% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	1,489,718

4.250% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	998,435

5.500% Notes due 2019	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	740,851

6.375% Notes due 2021	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	1,247,668

6.875% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,970,334

4.625% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,055,498

6.750% Notes due 2047	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	3,671,628

Supplemental Statement of Financial Position

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF FINANCIAL POSITION

As of December 31, 2017

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	46,959,103	Ps.	18,815,345	Ps.	32,077,306	Ps.	—	Ps.	97,851,754
Accounts receivable and other, net, and derivative financial instruments		83,119,394		38,105,354		79,533,940		—		200,758,688
Accounts receivable—inter-company		311,148,593		1,380,100,592		86,354,837		(1,777,604,022)		—
Inventories		509,375		32,357,125		30,992,430		—		63,858,930
Available-for-sale financial assets		—		—		1,056,918		—		1,056,918

Total current assets		441,736,465		1,469,378,416		230,015,431		(1,777,604,022)		363,526,290
Long-term receivables—intercompany		1,823,276,758		285		3,597,880		(1,826,874,923)		—
Investments in joint ventures and associates		(465,832,399)		82,668		16,611,681		465,845,414		16,707,364
Wells, pipelines, properties, plant and equipment-net		12,444,376		1,370,974,060		53,090,890		—		1,436,509,326
Long-term notes receivables		147,286,367		1,206,542		—		—		148,492,909
Deferred taxes		59,691,528		84,443,897		2,057,060		—		146,192,485
Intangible assets		—		9,088,563		—		—		9,088,563
Other assets		2,209,579		4,846,078		4,429,520		—		11,485,177

Total assets	Ps.	2,020,812,674	Ps.	2,940,020,509	Ps.	309,802,462	Ps.	(3,138,633,531)	Ps.	2,132,002,114

Liabilities
Current liabilities
Current portion of long-term debt	Ps.	137,947,110	Ps.	5,386,564	Ps.	13,875,793	Ps.	—	Ps.	157,209,467
Accounts payable—inter-company		1,240,490,891		434,556,688		93,140,905		(1,768,188,484)		—
Other current liabilities		23,435,614		157,589,107		50,892,997		—		231,917,718

Total current liabilities		1,401,873,615		597,532,359		157,909,695		(1,768,188,484)		389,127,185
Long-term debt		1,824,829,579		40,262,391		15,573,634		—		1,880,665,604
Long-term payables—inter-company		—		1,830,150,615		6,139,845		(1,836,290,460)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		297,028,436		1,057,191,286		10,341,988		—		1,364,561,710

Total liabilities		3,523,731,630		3,525,136,651		189,965,162		(3,604,478,944)		3,634,354,499
Equity (deficit), net		(1,502,918,956)		(585,116,142)		119,837,300		465,845,413		(1,502,352,385)

Total liabilities and equity	Ps.	2,020,812,674	Ps.	2,940,020,509	Ps.	309,802,462	Ps.	(3,138,633,531)	Ps.	2,132,002,114

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF FINANCIAL POSITION

As of December 31, 2016

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	92,503,607	Ps.	9,732,503	Ps.	61,296,403	Ps.	—	Ps.	163,532,513
Accounts receivable and other, net, and derivative financial instruments		6,604,595		75,760,079		55,713,323		—		138,077,997
Accounts receivable—inter-company		440,645,367		1,684,782,235		70,268,246		(2,195,695,848)		—
Inventories		446,954		29,270,943		16,174,163		—		45,892,060
Available-for-sale financial assets		—		—		2,852,679		—		2,852,679
Held-for-sale non-financial assets		—		7,460,674		—		—		7,460,674

Total current assets		540,200,523		1,807,006,434		206,304,814		(2,195,695,848)		357,815,923
Available-for-sale financial assets		—		—		6,027,540		—		6,027,540
Long-term receivables—intercompany		1,740,519,399		289		6,384,944		(1,746,904,632)		—
Investments in joint ventures and associates		(250,108,630)		396,681		20,327,813		250,121,645		20,737,509
Wells, pipelines, properties, plant and equipment-net		12,596,722		1,595,655,580		59,489,946		—		1,667,742,248
Long-term notes receivables		140,579,974		8,027,628		—		—		148,607,602
Deferred taxes		59,162,878		40,341,615		820,196		—		100,324,689
Restricted cash		—		9,624,804		853,822		—		10,478,626
Intangible assets		—		8,639,242		—		—		8,639,242
Other assets		1,824,104		2,707,788		4,980,753		—		9,512,645

Total assets	Ps.	2,244,774,970	Ps.	3,472,400,061	Ps.	305,189,828	Ps.	(3,692,478,835)	Ps.	2,329,886,024

Liabilities
Current liabilities
Current portion of long-term debt		157,937,631		7,381,095		10,847,462		—		176,166,188
Accounts payable—inter-company		1,265,244,986		854,106,939		68,510,835		(2,187,862,760)		—
Other current liabilities		34,913,773		169,182,239		45,927,686		—		250,023,698

Total current liabilities		1,458,096,390		1,030,670,273		125,285,983		(2,187,862,760)		426,189,886
Long-term debt		1,737,332,174		46,090,919		23,581,449		—		1,807,004,542
Long-term payables—inter-company		—		1,746,433,870		8,303,850		(1,754,737,720)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		282,902,667		1,035,019,339		11,777,737		—		1,329,699,743

Total liabilities		3,478,331,231		3,858,214,401		168,949,019		(3,942,600,480)		3,562,894,171
Equity (deficit), net		(1,233,556,261)		(385,814,340)		136,240,809		250,121,645		(1,233,008,147)

Total liabilities and equity	Ps.	2,244,774,970	Ps.	3,472,400,061	Ps.	305,189,828	Ps.	(3,692,478,835)	Ps.	2,329,886,024

Supplemental Statement of Comprehensive Income

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF COMPREHENSIVE INCOME

For the year ended December 31, 2017

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	—	Ps.	1,713,914,703	Ps.	1,096,752,930	Ps.	(1,424,768,483)	Ps.	1,385,899,150
Services income		50,399,983		140,934,022		2,646,144		(182,849,580)		11,130,569

Total sales revenues		50,399,983		1,854,848,725		1,099,399,074		(1,607,618,063)		1,397,029,719
Impairment of wells, pipelines, properties, plant and equipment		—		145,302,407		6,142,153		—		151,444,560
Cost of sales		2,007,814		1,447,640,131		1,083,297,610		(1,528,740,675)		1,004,204,880

Gross income		48,392,169		261,906,187		9,959,311		(78,877,388)		241,380,279
Other revenues (expenses), net		(341,521)		(12,443,660)		(4,664,096)		22,623,353		5,174,076

General expenses:
Transportation, distribution and sale expenses		—		26,136,674		1,297,558		(5,544,562)		21,889,670
Administrative expenses		59,141,391		105,920,390		5,883,200		(51,005,527)		119,939,454

Total general expenses		59,141,391		132,057,064		7,180,758		(56,550,089)		141,829,124

Operating income		(11,090,743)		117,405,463		(1,885,543)		296,054		104,725,231
Financing income		143,676,367		134,401,598		3,185,195		(265,097,307)		16,165,853
Financing cost		(236,929,035)		(141,900,236)		(3,616,530)		264,801,253		(117,644,548)
Derivative financial instruments income (cost), net		27,670,991		(1,608,039)		(724,628)		—		25,338,324
Foreign exchange income , net		6,837,171		15,807,988		538,963		—		23,184,122
Profit (loss) sharing in joint ventures and associates		(211,567,169)		409,955		(49,515)		211,567,169		360,440

Income (loss) before taxes, duties and other		(281,402,418)		124,516,729		(2,552,058)		211,567,169		52,129,422
Total taxes, duties and other		(557,520)		331,001,261		2,536,300		—		332,980,041

Net (loss) income for the year		(280,844,898)		(206,484,532)		(5,088,358)		211,567,169		(280,850,619)
Total other comprehensive result		4,728,640		6,841,586		(63,845)		—		11,506,381

Total comprehensive result for the year	Ps.	(276,116,258)	Ps.	(199,642,946)	Ps.	(5,152,203)	Ps.	211,567,169	Ps.	(269,344,238)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF COMPREHENSIVE INCOME

For the year ended December 31, 2016

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	—	Ps.	1,361,538,624	Ps.	828,143,332	Ps.	(1,124,563,366)	Ps.	1,065,118,590
Services income		46,330,245		98,959,131		1,970,055		(138,284,789)		8,974,642

Total sales revenues		46,330,245		1,460,497,755		830,113,387		(1,262,848,155)		1,074,093,232
(Reversal) impairment of wells, pipelines, properties, plant and equipment		—		(330,037,834)		(1,276,509)		—		(331,314,343)
Cost of sales		1,236,921		1,244,388,072		809,156,778		(1,188,959,550)		865,822,221

Gross income		45,093,324		546,147,517		22,233,118		(73,888,605)		539,585,354
Other revenues (expenses), net		(312,611)		20,713,184		2,915,837		(666,804)		22,649,606

General expenses:
Transportation, distribution and sale expenses		—		50,948,771		945,489		(26,663,020)		25,231,240
Administrative expenses		57,437,455		96,884,031		7,050,271		(48,718,224)		112,653,533

Total general expenses		57,437,455		147,832,802		7,995,760		(75,381,244)		137,884,773

Operating income		(12,656,742)		419,027,899		17,153,195		825,835		424,350,187
Financing income		123,266,281		67,542,768		3,526,378		(180,586,172)		13,749,255
Financing cost		(160,824,632)		(114,271,762)		(3,602,868)		179,854,798		(98,844,464)
Derivative financial instruments (cost) income, net		(12,052,200)		3,172		(1,951,959)		—		(14,000,987)
Foreign exchange loss, net		(20,531,005)		(232,714,446)		(767,292)		—		(254,012,743)
Profit (loss) sharing in joint ventures and associates		(117,347,803)		628,357		1,507,488		117,347,803		2,135,845

Income (loss) before taxes, duties and other		(200,146,101)		140,215,988		15,864,942		117,442,264		73,377,093
Total taxes, duties and other		(8,834,626)		266,155,181		7,200,880		—		264,521,435

Net (loss) income for the year		(191,311,475)		(125,939,193)		8,664,062		117,442,264		(191,144,342)
Total other comprehensive result		10,126,560		96,032,433		21,713,488		—		127,872,481

Total comprehensive result for the year	Ps.	(181,184,915)	Ps.	(29,906,760)	Ps.	30,377,550	Ps.	117,442,264	Ps.	(63,271,861)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF COMPREHENSIVE INCOME

For the year ended December 31, 2015

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	15,556	Ps.	1,523,767,800	Ps.	803,623,324	Ps.	(1,173,956,323)	Ps.	1,153,450,357
Services income		16,897,139		16,815,589		2,585,617		(27,988,310)		8,310,035

Total sales revenues		16,912,695		1,540,583,389		806,208,941		(1,201,944,633)		1,161,760,392
Impairment of wells, pipelines, properties, plant and equipment		—		476,276,159		1,668,531		—		477,944,690
Benefit from change in pension plan				(83,657,496)		(8,519,593)		—		(92,177,089)
Cost of sales		2,695,423		1,280,404,059		791,147,745		(1,182,282,621)		891,964,606

Gross income		14,217,272		(132,439,333)		21,912,258		(19,662,012)		(115,971,815)
Other (expenses) revenues, net		(19,805)		(6,073,003)		3,326,421		1,890,900		(875,487)

General expenses:
Transportation, distribution and sale expenses		—		32,870,908		2,921,430		(6,863,699)		28,928,639
Administrative expenses		59,923,878		52,832,029		10,638,127		(10,921,939)		112,472,095
Benefit from change in pension plan		(46,031,780)		(50,394,477)		(7,434,698)		—		(103,860,955)
Total general expenses		13,892,098		35,308,460		6,124,859		(17,785,638)		37,539,779

Operating income		305,369		(173,820,796)		19,113,820		14,526		(154,387,081)
Financing income		108,543,665		28,639,034		3,478,434		(125,670,274)		14,990,859
Financing cost		(85,544,060)		(104,453,148)		(3,306,776)		125,530,391		(67,773,593)
Derivative financial instruments (cost) income, net		(22,803,663)		6,463		1,347,323		—		(21,449,877)
Foreign exchange loss, net		(14,829,436)		(139,623,910)		(312,228)		—		(154,765,574)
(Loss) profit sharing in joint ventures and associates		(749,963,960)		198,786		2,119,329		749,963,960		2,318,115

(Loss) income before taxes, duties and other		(764,292,085)		(389,053,571)		22,439,902		749,838,603		(381,067,151)
Total taxes, duties and other		(51,982,560)		376,649,369		6,833,438		—		331,500,247

Net (loss) income for the year		(712,309,525)		(765,702,940)		15,606,464		749,838,603		(712,567,398)
Total other comprehensive result		10,980,787		56,585,790		21,045,777		—		88,612,354

Total comprehensive result for the year	Ps.	(701,328,738)	Ps.	(709,117,150)	Ps.	36,652,241	Ps.	749,838,603	Ps.	(623,955,044)

Supplemental Statement of Cash Flows

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF CASH FLOWS

For the year ended December 31, 2017

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income for the year	Ps.	(280,844,898)	Ps.	(206,484,532)	Ps.	(5,082,639)	Ps.	211,561,450	Ps.	(280,850,619)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		1,155,881		152,607,943		2,940,689		—		156,704,513
Impairment of wells, pipelines, properties, plant and equipment		—		145,302,407		6,142,153		—		151,444,560
Unsuccessful wells		—		6,164,624		—		—		6,164,624
Exploration costs		—		(1,447,761)		—		—		(1,447,761)
Disposal of wells, pipelines, properties, plant and equipment		433,391		14,687,229		1,943,051		—		17,063,671
Gain on sale of share in joint ventures and associates		—		(3,139,103)		—		—		(3,139,103)
Disposal of held—for—sale current non—financial assets		—		2,808,360		—		—		2,808,360
Dividends		—		—		(180,675)		—		(180,675)
Effects of net present value of reserve for well abandonment		—		7,774,000		—		—		7,774,000
Profit (loss) sharing in investments		211,567,169		(409,955)		49,515		(211,567,169)		(360,440)
Decrease on available—for-sale financial assets		—		—		1,360,205		—		1,360,205
Net loss on available-for-sale financial assets		—		—		3,523,748		—		3,523,748
Unrealized foreign exchange loss (gain)		(13,526,153)		(1,585,910)		(1,573,376)		—		(16,685,439)
Interest expense		100,545,114		15,736,420		1,363,014		—		117,644,548
Funds (used in) from operating activities:
Accounts receivable, accounts payable and derivative financial instruments		(88,496,967)		(14,214,566)		(20,789,692)		—		(123,501,225)
Inventories		(62,421)		(3,086,181)		(14,818,268)		—		(17,966,870)
Other assets		(7,091,867)		(483,389)		551,233		—		(7,024,023)
Employee benefits		18,829,768		31,489,785		(254,157)		—		50,065,396
Inter-company charges and deductions		7,284,124		(114,968,213)		514,270		107,169,819		—

Cash flows (used in) from operating activities		(50,206,859)		30,751,158		(24,310,929)		107,164,100		63,397,470
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment		(1,436,926)		(87,274,561)		(3,147,978)		—		(91,859,465)
Resources from sale available-for-sale financial assets		—		—		8,026,836		—		8,026,836
Resources from sale of shares in associates		—		3,863,072		(721,362)		—		3,141,710
(Increase) decrease due to Inter-company investing		25,611,359		—		—		(25,611,359)		—

Cash flows used in investing activities		24,174,433		(83,411,489)		4,157,496		(25,611,359)		(80,690,919)
Financing activities:
Loans obtained from financial institutions		401,947,349		—		302,768,119		—		704,715,468
Debt payments, principal only		(327,703,729)		(7,981,937)		(306,374,153)		—		(642,059,819)
Interest paid		(93,755,698)		(13,991,633)		(1,163,086)		—		(108,910,417)
Inter-company increase (decrease) financing		—		83,716,743		(2,164,002)		(81,552,741)		—

Cash flows provided by financing activities:		(19,512,078)		61,743,173		(6,933,122)		(81,552,741)		(46,254,768)

Net (decrease) increase in cash and cash equivalents		(45,544,504)		9,082,842		(27,086,555)		—		(63,548,217)
Effects of change in cash value		—		—		(2,132,542)		—		(2,132,542)
Cash and cash equivalents at the beginning of the year		92,503,607		9,732,503		61,296,403		—		163,532,513

Cash and cash equivalents at the end of the year	Ps.	46,959,103	Ps.	18,815,345	Ps.	32,077,306	Ps.	—	Ps.	97,851,754

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF CASH FLOWS

For the year ended December 31, 2016

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income for the year	Ps.	(191,311,476)	Ps.	(139,410,398)	Ps.	22,160,755	Ps.	117,416,777	Ps.	(191,144,342)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		1,066,033		146,545,307		2,828,151		—		150,439,491
(Reversal) impairment of wells, pipelines, properties, plant and equipment		—		(330,037,834)		(1,276,509)		—		(331,314,343)
Unsuccessful wells		—		29,106,084		—		—		29,106,084
Exploration costs		—		(2,022,826)		—		—		(2,022,826)
Disposal of wells, pipelines, properties, plant and equipment		320,599		2,658,625		792,063		—		3,771,287
Loss in sale of fixed assets		—		27,882,480		—		—		27,882,480
Gain on sale of share in joint ventures and associates		—		(15,211,039)		—		—		(15,211,039)
Profit (loss) sharing in joint ventures and associates		117,249,643		(628,356)		(1,507,489)		(117,249,643)		(2,135,845)
Impairment of goodwill		—		—		4,007,018		—		4,007,018
Dividends		—		—		(293,397)		—		(293,397)
Effects of net present value of reserve for well abandonment		—		11,968,966		—		—		11,968,966
Unrealized foreign exchange loss (gain)		231,191,646		6,754,046		5,237,072		—		243,182,764
Interest expense		91,044,541		5,687,502		2,112,421		—		98,844,464
Funds (used in) from operating activities:
Accounts receivable, accounts payable and derivative financial instruments		23,636,331		(158,449,370)		45,028,534		—		(89,784,505)
Inventories		83,317		3,508,494		(4,950,690)		—		(1,358,879)
Other assets		(2,405,412)		(22,600,504)		(122,614)		—		(25,128,530)
Employee benefits		2,591,000		136,354,337		(91,652,268)		—		47,293,069
Inter-company charges and deductions		(393,835,932)		(83,049,125)		48,435,633		428,449,424		—

Cash flows (used in) from operating activities		(120,369,710)		(380,943,611)		30,798,680		428,616,558		(41,898,083)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment		(2,172,586)		(147,786,686)		(1,449,208)		—		(151,408,480)
Resources from sale on share in associates		—		23,050,344		(365,608)		—		22,684,736
Proceeds from the sale of fixed assets		—		560,665		—		—		560,665
Business acquisition		—		—		(4,329,769)		—		(4,329,769)
(Increase) decrease due to Inter-company investing		(39,612,699)		—		—		39,612,699		—

Cash flows used in investing activities		(41,785,285)		(124,175,677)		(6,144,585)		39,612,699		(132,492,848)
Financing activities:
Increase in equity due to Certificates of Contributions “A”		73,500,000		—		—		—		73,500,000
Loans obtained from financial institutions		571,944,209		34,483,348		235,564,210		—		841,991,767
Debt payments, principal only		(372,809,166)		(6,414,441)		(235,763,722)		—		(614,987,329)
Interest paid		(82,008,347)		(4,706,946)		(2,038,848)		—		(88,754,141)
Inter-company increase (decrease) financing		—		464,488,030		3,741227		(468,229,257)		—

Cash flows provided by financing activities:		190,626,696		487,849,991		1,502,867		(468,229,257)		211,750,297

Net (decrease) increase in cash and cash equivalents		28,471,701		(17,269,297)		26,156,962		—		37,359,366
Effects of change in cash value		5,570,892		20,371,126		(9,137,751)		—		16,804,267
Cash and cash equivalents at the beginning of the year		58,461,014		6,630,674		44,277,192		—		109,368,880

Cash and cash equivalents at the end of the year	Ps.	92,503,607	Ps.	9,732,503	Ps.	61,296,403	Ps.	—	Ps.	163,532,513

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF CASH FLOWS

For the year ended December 31, 2015

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income for the year	Ps.	(712,177,124)	Ps.	(765,702,826)	Ps.	15,738,868	Ps.	749,573,684	Ps.	(712,567,398)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		789,657		164,221,429		2,940,164		—		167,951,250
Impairment of wells, pipelines, properties, plant and equipment		—		476,276,159		1,668,531		—		477,944,690
Unsuccessful wells		—		23,213,519		—		—		23,213,519
Exploration costs		—		(5,698,511)		—		—		(5,698,511)
Disposal of wells, pipelines, properties, plant and equipment		180,992		21,945,266		2,512,279		—		24,638,537
Profit (loss) sharing in joint ventures and associates		749,963,958		(198,786)		(2,119,329)		(749,963,958)		(2,318,115)
Gain on sale of share in joint ventures and associates		—		(337,675)		(342,955)		—		(680,630)
Dividends		—		—		(359,941)		—		(359,941)
Effects of net present value of reserve for well abandonment		—		(608,160)		—		—		(608,160)
Unrealized foreign exchange loss (gain)		145,971,158		2,996,219		3,708,879		—		152,676,256
Interest expense		63,460,443		3,414,430		898,720		—		67,773,593
Funds provided by (used in) operating activities:
Accounts receivable, accounts payable and derivative financial instruments		(58,554,144)		119,761,648		(27,777,939)		—		33,429,565
Inventories		108,568		4,547,843		1,511,317		—		6,167,728
Other assets		(149,819)		(16,578,827)		126,281		—		(16,602,365)
Employee benefits		(10,037,444)		(94,183,192)		(11,801,596)		—		(116,022,232)
Inter-company charges and deductions		(310,384,820)		30,044,041		31,975,215		248,365,564		—

Cash flows provided by operating activities		(130,828,575)		(36,887,423)		18,678,494		247,975,290		98,937,786
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment		(1,496,277)		(239,315,507)		(12,702,217)		—		(253,514,001)
Investments in associates		—		—		(36,214)		—		(36,214)
Resources from the sales on share in associates		—		(130,323)		4,547,461		—		4,417,138
(Increase) decrease due to Inter-company investing		(39,108,879)		—		—		39,108,879		—

Cash flows used in investing activities		(40,605,156)		(239,445,830)		(8,190,970)		39,108,879		(249,133,077)
Financing activities:
Increase in equity due to Certificates of Contributions “A”		10,000,000		(1,915,922)		1,844,394		71,528		10,000,000
Loans obtained from financial institutions		345,383,990		—		33,587,088		—		378,971,078
Debt payments, principal only		(147,927,857)		(8,081,177)		(37,609,464)		—		(193,618,498)
Interest paid		(58,123,368)		(3,443,923)		(1,169,859)		—		(62,737,150)
Inter-company increase (decrease) financing		(3,626,448)		289,859,173		922,972		(287,155,697)		—

Cash flows provided by financing activities:		145,706,317		276,418,151		(2,424,869)		(287,084,169)		132,615,430

Net (decrease) increase in cash and cash equivalents		(25,727,414)		84,898		8,062,655		—		(17,579,861)
Effects of change in cash value		11,185,788		1,138,356		(3,363,931)		—		8,960,213
Cash and cash equivalents at the beginning of the year		73,002,640		5,407,420		39,578,468		—		117,988,528

Cash and cash equivalents at the end of the year	Ps.	58,461,014	Ps.	6,630,674	Ps.	44,277,192	Ps.	—	Ps.	109,368,880